Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (7,578)	$ (7,008)	$ (28,648)	$ (13,317)	$ (14,093)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	921	503	2,644	476	243
Licensing and consultant fees paid in common stock		2,364	2,364
Non-cash interest expense	37	6	103	46	86
Depreciation and amortization expense	173	93	547	404	404
Revaluation of preferred stock warrants		141	380	(14)	49
Loss on extinguishment of debt			57
Loss on disposal of property and equipment			4
Purchase of premium on marketable securities	17		(133)
Amortization of premium on marketable securities	18		24
Changes in operating assets and liabilities:
Accounts receivable from related party		(11)	19	26	77
Accounts receivable	(23)	(26)	(79)	(250)
Prepaid expenses and other current assets	170	(108)	(36)	118	(114)
Inventory	(25)	(87)	(133)
Other assets					8
Accounts payable	153	304	507	(174)	145
Accrued expenses and deferred rent	(804)	(196)	1,946	(210)	610
Deferred revenue	62		(62)	250
Net cash used in operating activities	(6,879)	(4,025)	(20,496)	(12,645)	(12,585)
Cash flows from investing activities:
Purchases of property and equipment	(354)	(297)	(1,260)	(387)	(203)
Purchases of investments	(17,500)		(37,326)
Proceeds from sales or maturities of investments					4,017
Net cash used in investing activities	(17,854)	(297)	(38,586)	(387)	3,814
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs				8,494	23,784
Proceeds from issuance of notes payable and preferred stock warrants			14,877		4,417
Proceeds from issuance of common stock			69,518
Proceeds from issuance of common stock pursuant to employee stock purchase plan			64
Proceeds from exercise of common stock options	34	21	35	7	3
Payments of initial public offering costs			(3,018)
Payments of insurance costs financed by a third-party	(171)		(233)
Repayment of notes payable		(454)	(2,273)	(1,818)	(909)
Net cash used in financing activities	(137)	(433)	78,970	6,683	27,295
Net decrease in cash and cash equivalents	(24,870)	(4,755)	19,888	(6,349)	18,524
Cash and cash equivalents at beginning of period	37,393	17,505	17,505	23,854	5,330
Cash and cash equivalents at end of period	12,523	12,750	37,393	17,505	23,854
Supplemental disclosure of cash flow information:
Cash paid for interest	310	46	844	289	216
Supplemental disclosure of non-cash investing and financing activities:
Accretion of redeemable convertible preferred stock to redemption value		6	11	27	35
Conversion of redeemable convertible preferred stock to common stock			74,354
Deferred offering costs included in accounts payable and accrued expenses		326
Conversion of warrants for redeemable convertible preferred stock to warrants for common stock			960
Additions to property and equipment included in accounts payable at balance sheet dates	5	69	169	136
Insurance premium financed by a third party			623
Initial public offering costs included in accounts payable			$ 95